COMMITMENTS AND CONTINGENCIES - Future Minimum Rental Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,200
2023	4,415
2024	4,349
2025	2,598
2026 and Thereafter	3,177
Total	$ 18,739